Bank Borrowings	12 Months Ended
Dec. 31, 2024
Bank Borrowings [Abstract]
BANK BORROWINGS
22.	BANK BORROWINGS

A currency analysis of bank borrowings at the end of the reporting periods is as follows:

	As of December 31,
	2024	2023
	US$	US$
Hong Kong dollars - secured	50,135	50,655
United States dollars - secured	44,163	—
United States dollars - unsecured	30,184	45,000
Singapore dollars - secured	158,466	—
Euro - unsecured	—	475
British Pound - unsecured	25	36

	282,973	96,166

	As of December 31,
	2024	2023
	US$	US$
Shown as:
Non-current	219,434	30,373
Current	63,539	65,793

	282,973	96,166

As of December 31, 2023 and 2024, bank borrowings of US$65,793 and US$63,539 were repayable in one year or on demand, US$30,373 and US$208,450 were repayable more than one year but within 5 years and nil and US$10,984 were repayable more than 5 years, respectively.

Fixed-rate bank borrowings of nil and US$10,984 as of December 31, 2023 and 2024, respectively, were bearing an interest rate of 5.0% per annum. All other variable-rate bank borrowings carry variable interest rate with a weighted average contractual interest rate of 5.6% p.a. and 4.76% p.a., respectively, as of December 31, 2023 and 2024.

As of December 31, 2023 and 2024, the Group has bank borrowings of US$50,655 and US$219,584, respectively secured by the Group’s properties with carrying amounts of US$69,562 and US$267,926, respectively.

As of December 31, 2023, the Group has a bank borrowing of US$15,000 denominated in US$, which is unsecured, carries an interest rate at 0.25% below daily Wall Street Journal Prime Rate and repayable within one year. As of December 31, 2024, the Group has bank borrowings of US$33,143 denominated in US$, which is secured by pledged bank deposits of US$33,000, which carried interest at an index rate set by the bank and repayable within one year.

As of December 31, 2023 and 2024, the Group had an unsecured bank borrowing of US$30,000 is denominated in US$, which was unsecured, and carried an interest rate at the daily Wall Street Journal Prime Rate.